Equity Method Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
The company's share of the losses from equity method investments was $33 million, $6 million and $3 million in 2012, 2011 and 2010, respectively, and its investment in these affiliates totaled $1 million and $17 million at December 31, 2012 and 2011, respectively. The company's undistributed earnings from its equity method investments at December 31, 2012, 2011 and 2010 were not significant.
Summarized financial information for the company's equity method investments is as follows:

	Years ended December 31,
(In thousands)	2012	2011	2010
Revenue	$33,713	$43,287	$128,166
Gross profit	10,597	11,530	23,617
Net loss	(39,014)	(12,824)	(8,114)
	December 31,
(In thousands)	2012	2011
Current assets	$6,568	$7,529
Total assets	29,254	48,998
Current liabilities	51,968	6,609
Total liabilities	53,490	8,397
The company's primary equity method investments were: the Danone JV, which was formed in May 2010, and the Coast Citrus Distributors, Inc., which was sold in April 2010. See Note 20 for further discussion of the formation of the Danone JV and the sale of Coast Citrus Distributors, Inc. In the third quarter of 2012, the board of directors of the Danone JV approved a change in strategy and the related discontinuation of a key product. As a result, the company determined that the decline in estimated fair value of its equity-method investment was other than temporary and recorded a $28 million loss to fully impair its equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV. In the fourth quarter of 2012, changes in the estimated funding obligations and related assets resulted in an additional charge of $4 million. These losses are included in “Equity in losses of investees” in the Consolidated Statements of Income. As of December 31, 2012, the company has fully accrued its obligations to fund the Danone JV, which it believes are limited to €14 million ($18 million) through 2013 without unanimous consent of the owners. The company made no contributions in 2012 to equity method investees and contributed a total of €3 million ($5 million) and €4 million ($5 million) to the Danone JV during 2011 and 2010, respectively.
There were no sales by the company to equity method investees for years ended December 31, 2012 and 2011. Sales by the company to equity method investees were approximately $13 million in the year ended December 31, 2010. No purchases were made by the company from equity method investees in the years ended December 31, 2012, 2011 and 2010.